Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of estimated useful lives

Depreciation of assets is determined using the straight-line method over the estimated useful lives of such assets as follows:

Years
Buildings and other constructions:
Administrative facilities	Between 35 and 48
Main production structures	Between 30 and 49
Minor production structures	Between 20 and 35
Machinery and equipment:
Mills and horizontal furnaces	Between 42 and 49
Vertical furnaces, crushers and grinders	Between 23 and 36
Electricity facilities and other minors	Between 12 and 35
Furniture and fixtures	10
Transportation units:
Heavy units	Between 11 and 21
Light units	Between 8 and 11
Computer equipment	4
Tools	Between 5 and 10

Schedule of impact of the adoption of IFRS

In summary, the impact of the adoption of IFRS 9 in the period 2018 was as follows:

S/(000)

Assets -
Financial instruments designated at fair value through OCI	5,677
Deferred income tax	(1,675)

4,002

Liabilities and equity -
Other comprehensive income	4,002

4,002

Schedule of group adopted IFRS

The Group adopted IFRS 15 using the total retroactive adoption method. The effect of adopting IFRS 15 is shown as follows:

S/(000)

Sales of goods net	(6,079)
Selling and distribution expenses	6,079

Net impact on the profit for the year	—